Long-Term Debt and Contractual Commitments Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Mar. 31, 2011
Long-term Debt	$ 10,908	[1]	$ 13,648	[1]
Debt Instrument, Interest Rate, Stated Percentage						3.60%
Net (gain)/loss on extinguishment of debt	(3)		70		39
Debt Denominated in Foreign Currency [Member]
Long-term Debt	460		1,500
Government Guaranteed Debt Under The Temporary Liquidity Guarantee Program [Member]
Long-term Debt	576		2,700
Parent Company [Member]
Total Parent Company (excluding intercompany of $160 as of December 31, 2010 and 2009)	6,294		4,978
Net (gain)/loss on extinguishment of debt	(3)		1		32
Intercompany debt	160		0
Parent Company [Member] | Fixed Interest Rate Debt [Member]
Senior Notes, Noncurrent	2,719	[2]	922	[2]
Subordinated Long-term Debt, Noncurrent	200		200
Junior Subordinated Notes, Noncurrent	1,197		1,693
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Parent Company [Member] | Fixed Interest Rate Debt [Member] | Senior Loans [Member]
Long-term debt	448		460
Parent Company [Member] | Fixed Interest Rate Debt [Member] | Junior Subordinated Debt [Member] | Lower Limit
Debt Instrument, Interest Rate, Stated Percentage	6.10%
Parent Company [Member] | Fixed Interest Rate Debt [Member] | Junior Subordinated Debt [Member] | Upper Limit
Debt Instrument, Interest Rate, Stated Percentage			7.88%
Parent Company [Member] | Fixed Interest Rate Debt [Member] | Senior, Fixed Rate [Member] | Lower Limit
Debt Instrument, Interest Rate, Stated Percentage	3.25%
Parent Company [Member] | Fixed Interest Rate Debt [Member] | Senior, Fixed Rate [Member] | Upper Limit
Debt Instrument, Interest Rate, Stated Percentage			6.00%
Parent Company [Member] | Senior, Variable Rate [Member] | Senior Loans [Member] | Lower Limit
Debt Instrument, Interest Rate, Stated Percentage	0.58%
Parent Company [Member] | Senior, Variable Rate [Member] | Senior Loans [Member] | Upper Limit
Debt Instrument, Interest Rate, Stated Percentage			3.00%
Parent Company [Member] | Variable Rate Debt [Member]
Senior Notes, Noncurrent	1,527		1,512
Junior Subordinated Notes, Noncurrent	651		651
Parent Company [Member] | Variable Rate Debt [Member] | Junior Subordinated Debt [Member] | Lower Limit
Debt Instrument, Interest Rate, Stated Percentage	1.12%
Parent Company [Member] | Variable Rate Debt [Member] | Junior Subordinated Debt [Member] | Upper Limit
Debt Instrument, Interest Rate, Stated Percentage			3.98%
Subsidiaries [Member]
Long-term Debt	4,614		8,670
Subsidiaries [Member] | Fixed Interest Rate Debt [Member]
Senior Notes, Noncurrent	350	[3]	2,640	[3]
Subordinated Long-term Debt, Noncurrent	1,260	[4]	2,087	[4]
Subsidiaries [Member] | Fixed Interest Rate Debt [Member] | Senior, Fixed Rate [Member] | Lower Limit
Debt Instrument, Interest Rate, Stated Percentage	0.50%
Subsidiaries [Member] | Fixed Interest Rate Debt [Member] | Senior, Fixed Rate [Member] | Upper Limit
Debt Instrument, Interest Rate, Stated Percentage			10.75%
Subsidiaries [Member] | Variable Rate Debt [Member]
Senior Notes, Noncurrent	2,504	[5]	3,443	[5]
Subordinated Long-term Debt, Noncurrent	500		500
Subsidiaries [Member] | Variable Rate Debt [Member] | Senior Loans [Member]
Long-term debt	$ 289		$ 290
Subsidiaries [Member] | Variable Rate Debt [Member] | Senior Loans [Member] | Lower Limit
Debt Instrument, Interest Rate, Stated Percentage	0.52%
Subsidiaries [Member] | Variable Rate Debt [Member] | Senior Loans [Member] | Upper Limit
Debt Instrument, Interest Rate, Stated Percentage			7.50%
Subsidiaries [Member] | Variable Rate Debt [Member] | Subordinated Debt [Member] | Lower Limit
Debt Instrument, Interest Rate, Stated Percentage	0.67%
Subsidiaries [Member] | Variable Rate Debt [Member] | Subordinated Debt [Member] | Upper Limit
Debt Instrument, Interest Rate, Stated Percentage			0.80%
Subsidiaries [Member] | Subordinated Fixed Rate [Member] | Subordinated Debt [Member] | Lower Limit
Debt Instrument, Interest Rate, Stated Percentage	0.50%
Subsidiaries [Member] | Subordinated Fixed Rate [Member] | Subordinated Debt [Member] | Upper Limit
Debt Instrument, Interest Rate, Stated Percentage			7.25%

[1]	Includes debt of consolidated VIEs ($289 and $290 at fair value at December 31, 2011 and 2010, respectively) $722 $764
[2]	Debt recorded at fair value, $448 million and $460 million, at December 31, 2011 and 2010, respectively.
[3]	Includes leases and other obligations that do not have a stated interest rate.
[4]	Debt recorded at fair value.
[5]	Debt recorded at fair value, $289 million and $290 million, at December 31, 2011 and 2010, respectively.